Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2015
Entity Registrant Name	EGA Emerging Global Shares Trust
Entity Central Index Key	0001450501
Amendment Flag	false
Document Creation Date	Jul. 29, 2015
Document Effective Date	Jul. 29, 2015
Prospectus Date	Jul. 29, 2015
EGShares Beyond BRICs ETF | EGShares Beyond BRICs ETF
Risk/Return:
Trading Symbol	BBRC
EGShares Blue Chip ETF | EGShares Blue Chip ETF
Risk/Return:
Trading Symbol	BCHP
EGShares Brazil Infrastructure ETF | EGShares Brazil Infrastructure ETF
Risk/Return:
Trading Symbol	BRXX
EGShares EM Quality Dividend ETF | EGShares EM Quality Dividend ETF
Risk/Return:
Trading Symbol	HILO
EGShares Emerging Markets Consumer ETF | EGShares Emerging Markets Consumer ETF
Risk/Return:
Trading Symbol	ECON
EGShares Emerging Markets Core ETF | EGShares Emerging Markets Core ETF
Risk/Return:
Trading Symbol	EMCR
EGShares Emerging Markets Domestic Demand ETF | EGShares Emerging Markets Domestic Demand ETF
Risk/Return:
Trading Symbol	EMDD
EGShares India Consumer ETF | EGShares India Consumer ETF
Risk/Return:
Trading Symbol	INCO
EGShares India Infrastructure ETF | EGShares India Infrastructure ETF
Risk/Return:
Trading Symbol	INXX
EGShares India Small Cap ETF | EGShares India Small Cap ETF
Risk/Return:
Trading Symbol	SCIN
EGShares Emerging Markets Core Balanced ETF | EGShares Emerging Markets Core Balanced ETF
Risk/Return:
Trading Symbol	CRBL